Income tax	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Income tax
15 Income tax

	2023	2022

Current tax

Current year	4	(6)

Adjustments to prior years	(9)	(3)

Total current tax	(5)	(9)

Deferred tax

Origination / (reversal) of temporary differences	(247)	43

Changes in tax rates / bases	1	5

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	9	8

Non-recognition of deferred tax assets	61	9

Adjustments to prior years	(27)	16

Total deferred tax	(204)	80

Income tax for the period (income) / charge	(209)	71

Reconciliation between standard and effective income tax:	2023	2022

Result before tax	(391)	827

Income tax calculated using weighted average applicable statutory tax rates	(94)	188

Difference due to the effects of:

Non-taxable income	(39)	(103)

Non-tax deductible expenses	12	15

Changes in tax rate/base	1	24

Different tax rates on overseas earnings	3	3

Tax credits	(34)	(43)

Other taxes	-	(17)

Adjustments to prior years	(36)	12

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	9	8

Non-recognition of deferred tax assets	20	9

Tax effect of (profit) / losses from joint ventures and associates	(47)	(19)

Other	(3)	(7)

	(115)	(118)

Income tax for the period (income) / charge	(209)	71
In September 2023, the legal seat of Aegon N.V. was redomiciled to Bermuda. Headquarters remained in the Netherlands and the company remained a Dutch tax resident.
The weighted average applicable statutory tax rate for 2023 is 24.1% (2022: 22.8%). The weighted average applicable statutory tax rate increased compared to 2022 due to the relatively high contribution of negative income before tax in the United States versus positive income from equity accounted joint ventures and associates which is presented net of tax in the consolidated income statement.
Non-taxable
income in 2023 is comprised of the regular
non-taxable
items such as the dividend received deduction in the United States and the participation exemption in the Netherlands. Compared to 2022 the non-taxable
income includes the tax exempt sale proceeds of the Hungarian and Turkish business.
In the United Kingdom, the corporate income tax rate increased from 19% to 25% as of April 1, 2023. The beneficial impact of this tax rate change was included in the 2022 change in tax rate/base.
Tax credits mainly include tax benefits from United States investments that provide affordable housing to individuals and families that meet median household income requirements.
Other taxes are higher compared to 2022 due to favorable investment markets which yielded higher policyholder taxes in the United Kingdom, offset against state tax benefits in the United States due to pretax losses.

In 2023, adjustments to prior years mainly consist of adjustments to the 2022 dividend received deduction in the United States.
Non-recognition
of deferred tax assets in 2023 includes the processing of the tax impact related to the new introduced corporate income tax regime in Bermuda that is effective in 2024 .
The following tables present income tax related to components of other comprehensive income and retained earnings.

	2023	2022
Items that will not be reclassified to profit and loss:

Remeasurements of defined benefit plans	17	(249)

Total items that will not be reclassified to profit and loss	17	(249)

Items that may be reclassified subsequently to profit and loss:

(Gains) / losses on revaluation of FVOCI investments	(487)	3,499

Revaluation reserve - Insurance contracts	397	(4,211)

Revaluation reserve - Reinsurance contracts	(126)	1,243

Changes in cash flow hedging reserve	42	42

Movement in foreign currency translation and net foreign investment hedging reserve	3	(12)

Total items that may be reclassified subsequently to profit and loss	(171)	561

Total income tax related to components of other comprehensive income	(154)	312

	Note	2023	2022

Income tax related to equity instruments and other

Income tax related to equity instruments	26	17	2

Other		1	1

Total income tax recognized directly in retained earnings		18	3

Aegon Ltd. [member]
Statement [LineItems]
Income tax
7 Income tax

	2023	2022

Current tax

Current tax	19	47

Income tax for the period (result) / charge	19	47

Reconciliation between standard and effective tax

Result before tax	(133)	(204)

Tax on result at Dutch corporate result tax rate	34	53

Differences due to the effect of:

Prior year adjustments	(2)	-

Non deductible expenses	(14)	(7)

Total	19	47